As filed with the Securities and Exchange Commission on December 29, 1999

                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-_____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.      ___                           [   ]
            Post-Effective Amendment No.     ___                           [   ]

                                     and/or

      REGISTRATION  STATEMENT  UNDER THE  INVESTMENT  COMPANY  ACT OF 1940 [ X ]
            Amendment No.                    ___
                        (Check appropriate box or boxes.)

                             POTOMAC INSURANCE TRUST
               (Exact name of Registrant as Specified in Charter)

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
               (Address of Principal Executive Office) (Zip Code)

             Registrant's Telephone Number, including Area Code: (914) 614-6320

                                Daniel D. O'Neill
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                               Page 1 of __ Pages
                        Exhibit Index Appears on Page __

                           THE POTOMAC INSURANCE TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for the Potomac Insurance Trust

            Statement of Additional Information for the Potomac Insurance Trust

            Part C of Form N-1A

            Signature Page

            Exhibits

                                   PROSPECTUS



                           THE POTOMAC INSURANCE TRUST

                         Enhanced Investment Strategies



                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                 (800) 851-0511



         --------------------------------------------------------------
               PLUS FUNDS                    SHORT FUNDS
         --------------------------------------------------------------
           Potomac OTC Plus Fund        Potomac OTC/Short Fund
           Potomac 30 Plus Fund         Potomac 30/Short Fund
           Potomac Small Cap Plus Fund  Potomac Small Cap/Short Fund
           Potomac Internet Plus Fund   Potomac Internet/Short Fund
           Potomac U.S. Plus Fund       Potomac U.S./Short Fund
           Potomac Japan Plus Fund      Potomac Japan/Short Fund
         --------------------------------------------------------------


                           ---------------------------
                                MONEY MARKET FUND
                           ---------------------------

                            Potomac Money Market Fund
                           ---------------------------


  EACH FUND OFFERS ITS CLASS A AND CLASS B SHARES TO INSURANCE COMPANY SEPARATE
   ACCOUNTS THAT FUND VARIABLE ANNUITY CONTRACTS AND LIFE INSURANCE POLICIES.
                THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE
                  PROSPECTUS FOR THOSE CONTRACTS AND POLICIES.

   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
      AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              _______________, 2000

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW OF THE POTOMAC INSURANCE TRUST.......................................2
THE POTOMAC INSURANCE TRUST...................................................3
  Potomac OTC Funds...........................................................3
  Potomac 30 Funds............................................................4
  Potomac Small Cap Funds.....................................................5
  Potomac Internet Funds......................................................6
  Potomac U.S. Funds..........................................................7
  Potomac Japan Funds.........................................................8
  Investment Techniques and Policies..........................................8
  Risk Factors................................................................9
  Potomac Money Market Fund..................................................12
  Prior Performance of Related Funds.........................................13
ABOUT YOUR INVESTMENT........................................................13
  Investing in the Funds.....................................................13
  Classes of Shares..........................................................14
  Rule 12b-1 Fees............................................................14
  Share Prices...............................................................14
ADDITIONAL INFORMATION.......................................................15
  Management of the Funds....................................................15
  Distributions and Taxes....................................................15
MORE INFORMATION ON THE  POTOMAC INSURANCE TRUST.....................BACK COVER

                     OVERVIEW OF THE POTOMAC INSURANCE TRUST

      This Prospectus describes each of the 13 Funds (Funds) of the Potomac Insurance Trust. The Funds may be purchased through variable annuity contracts and variable life insurance policies (Contracts). The Funds also may be purchased through certain qualified pension and retirement plans.

      The Potomac Insurance Trust consists primarily of pairs of funds. Each pair consists of one "plus" fund and one "short" fund. Each "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund (except for the Potomac U.S. Plus Fund) seeks to provide a return that is equal to 125% of the return of its target index. The Potomac U.S. Plus Fund seeks to provide a return that is equal to 150% of the return of its target index. Each "short" fund is designed to provide investment results that are opposite of the return of its target index.

      As an example, each of the Potomac OTC Plus Fund and the Potomac OTC/Short Fund is targeted to the Nasdaq 100 Index(TRADEMARK) (Nasdaq 100 Index). If, for a given period of time, the Nasdaq 100 Index gains 20%, the OTC Plus Fund is designed to gain approximately 25% (which is equal to 125% of 20%), while the OTC/Short Fund is designed to lose 20%. Conversely, if the Nasdaq 100 Index loses 10%, the OTC/Short Fund is designed to gain 10%, while the OTC Plus Fund is designed to lose 12.5%.

      To achieve these results, each "plus" fund and "short" fund uses aggressive investment techniques such as engaging in futures and options transactions. As a result, those Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that any Fund will achieve its objective.

      The Potomac Insurance Trust also offers a money market fund that is designed to provide stability of principal, liquidity and current income.

                           THE POTOMAC INSURANCE TRUST


POTOMAC OTC FUNDS


OBJECTIVES:

      The POTOMAC OTC PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndexTM. If it is successful in meeting its objective, the net asset value of OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on that day.

      The POTOMAC OTC/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nasdaq 100 Index. If it is successful in meeting its objective, the net asset value of OTC/Short Fund shares should increase in direct proportion to any decrease in the level of the Nasdaq 100 Index. Conversely, the net asset value of shares in the OTC/Short Fund should decrease in direct proportion to any increase in the level of the Nasdaq 100 Index.


CORE INVESTMENTS:

      In attempting to achieve their objectives, the Potomac OTC Funds primarily invest directly in the securities of the companies that comprise the Nasdaq 100 Index. In addition, the POTOMAC OTC PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC OTC/SHORT FUND also enters into short positions in the securities of the companies that comprise the Nasdaq 100 Index, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.


TARGET INDEX:

      The NASDAQ 100 INDEX(TM) is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market (Nasdaq). All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Potomac Funds.

POTOMAC 30 FUNDS


OBJECTIVES:

      The POTOMAC 30 PLUS FUND seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average(SERVICEMARK) (Dow). If it is successful in meeting its objective, the net asset value of Dow 30 Plus Fund shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Dow 30 Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on that day.

      The POTOMAC 30/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Dow. If it is successful in meeting its objective, the net asset value of the Dow 30/Short Fund shares should increase in direct proportion to any decrease in the level of the Dow. Conversely, the net asset value of shares in the Dow 30/Short Fund should decrease in direct proportion to any increase in the level of the Dow.

      The POTOMAC 30 FUNDS' investment objectives are not fundamental policies and may be changed by the Potomac Insurance Trust's Board of Trustees without shareholder approval.

CORE INVESTMENTS:

      In attempting to achieve their objectives, the Potomac 30 Funds primarily invest directly in the securities of the companies that comprise the Dow. In addition, the POTOMAC 30 PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may invest in DIAMONDS, which are publicly traded index securities based on the Dow. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. The POTOMAC 30/SHORT FUND also enters into short positions in the securities of the companies that comprise the Dow, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

      The POTOMAC 30/SHORT FUND also enters into short positions in the securities of the companies that comprise the Dow, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.


TARGET INDEX:

      The DOW JONES INDUSTRIAL AVERAGE(SERVICEMARK) consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average(SERVICEMARK), DJIA(SERVICEMARK), and Dow 30(SERVICEMARK) are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Potomac Insurance Trust and does not sponsor, endorse, sell or promote any of the Funds.


POTOMAC SMALL CAP FUNDS


OBJECTIVES:

      The POTOMAC SMALL CAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000(REGISTERED) Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on that day.

      The POTOMAC SMALL CAP/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Russell 2000 Index. If it is successful in meeting its objective, the net asset value of Small Cap/Short Fund shares should increase in direct proportion to any decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares in the Small Cap/Short Fund should decrease in direct proportion to any increase in the level of the Russell 2000 Index.

      The Potomac Small Cap Funds' investment objectives are not fundamental policies and may be changed by the Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

      In attempting to achieve their objectives, the Potomac Small Cap Funds primarily invest directly in the securities of the companies that comprise the Russell 2000 Index. In addition, POTOMAC SMALL CAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC SMALL CAP/SHORT FUND also enters into short positions in the securities of the companies that comprise the Russell 2000, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.


TARGET INDEX:

      The RUSSELL 2000(REGISTERED) INDEX is comprised of the smallest 2000 companies in the Russell 3000 Index. As of May 31, 1999, the average market capitalization of the companies included in the Russell 2000 was approximately $526.4 million. That compares to $4.4 billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Potomac Insurance Trust.

POTOMAC INTERNET FUNDS


OBJECTIVES:

      The POTOMAC INTERNET PLUS FUND seeks to provide investment results that correspond to 125% of the performance of the Dow Jones Composite Internet Index(SERVICEMARK) (Internet Index). If it is successful in meeting its objective, the net asset value of Internet Plus Fund shares should increase approximately one and a quarter as much as the Internet Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Internet Plus Fund should decrease approximately one and a quarter as much when aggregate prices of the securities in the Internet Index decline on that day.

      The POTOMAC INTERNET/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Internet Index. If it is successful in meeting its objective, the net asset value of Internet/Short Fund shares should increase in direct proportion to any decrease in the level of the Internet Index. Conversely, the net asset value of shares in the Internet/Short Fund should decrease in direct proportion to any increase in the level of the Internet Index.

      The Potomac Internet Funds' investment objectives are not fundamental policies and may be changed by the Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

      In attempting to achieve their objectives, the Potomac Internet Funds primarily invest directly in the securities of the companies that comprise the Internet Index. In addition, POTOMAC INTERNET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC INTERNET/SHORT FUND also enters into short positions in the securities of the companies that comprise the Internet Index, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.


TARGET INDEX:

      The DOW JONES COMPOSITE INTERNET INDEX(SERVICEMARK) is a modified capitalization-weighted index designed to track the performance of companies that are involved in Internet related activities. The Internet Index tracks 40 e-commerce and Internet services companies that generate at least 50% of their revenues from the Internet and have a three-month average market capitalization of at least $100 million. Dow Jones and Dow Jones Composite Internet IndexSM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Potomac Insurance Trust and does not sponsor, endorse, sell or promote any of the Funds of the Potomac Insurance Trust.

POTOMAC U.S. FUNDS


OBJECTIVES:

      The POTOMAC U.S. PLUS FUND seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TRADEMARK) (S&P 500 Index). If it is successful in meeting its objective, the net asset value of U.S. Plus Fund shares should increase approximately one and a half as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the U.S. Plus Fund should decrease approximately one and a half as much when the aggregate prices of the securities in the S&P 500 Index decline on that day.

      The POTOMAC U.S./SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 500 Index. If it is successful in meeting its objective, the net asset value of U.S./Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 500 Index. Conversely, the net asset value of shares in the U.S./Short Fund should decrease in direct proportion to any increase in the level of the S&P 500 Index.


CORE INVESTMENTS:

      Unlike traditional index funds, the Potomac U.S. Funds do not invest directly in the securities of the companies that comprise the S&P 500 Index. Rather, the POTOMAC U.S. PLUS FUND invests significantly in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. The Fund also enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC U.S./SHORT FUND enters into short positions in SPDRs, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.


TARGET INDEX:

      The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX(TRADEMARK) is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange
(NYSE). Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Insurance Trust.

POTOMAC JAPAN FUNDS


OBJECTIVES:

      The POTOMAC JAPAN PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nikkei 225 Stock Average (Nikkei Index). If it is successful in meeting its objective, the net asset value of Japan Plus Fund shares should increase approximately one and a quarter as much as the Nikkei Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Japan Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nikkei Index decline on that day.

      The POTOMAC JAPAN/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nikkei Index. If it is successful in meeting its objective, the net asset value of Japan/Short Fund shares should increase in direct proportion to any decrease in the level of the Nikkei Index. Conversely, the net asset value of shares in the Japan/Short Fund should decrease in direct proportion to any increase in the level of the Nikkei Index.

      The Potomac Japan Funds' investment objectives are not fundamental policies and may be changed by the Potomac Insurance Trust's Board of Trustees without shareholder approval.


CORE INVESTMENTS:

      In attempting to achieve their objectives, the Potomac Japan Funds will not invest directly in the securities of the companies that comprise the Nikkei Index. Rather, the Potomac Japan Funds intend to invest in American Depositary Receipts (ADRs) of such companies and other securities that the investment advisor believes would provide a return that approximates the Nikkei Index. The Potomac Japan Funds also will enter into long and short positions, respectively, in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds intend to hold U.S. Government securities to collateralize these futures and options contracts. In addition, the Funds will enter into repurchase agreements.


TARGET INDEX:

      The NIKKEI 225 STOCK AVERAGE is a price-weighted index of the 225 largest Japanese companies listed on the Tokyo Stock Exchange. The Nikkei Index was first published in 1949 and is generally considered as a proxy for the Japanese large-capitalization equity market.


INVESTMENT TECHNIQUES AND POLICIES


      Rafferty Asset Management, LLC (Rafferty), the investment advisor to the Potomac Insurance Trust, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. For the Plus Funds, Rafferty attempts to magnify the returns of each Fund's target index, while the Short Funds are managed to provide returns inverse (opposite) of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.

      Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.

      While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Fund and the performance of its benchmark), certain factors will tend to cause a Fund's investment results to vary from the stated objective. Rafferty, however, does not expect that a Fund's total returns will vary from its objective by more than 10% over a twelve-month period.

      It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its' stated investment objective with a low level of assets, Rafferty may invest the assets of the Potomac 30 Funds, the Potomac Small Cap/Short Fund, the Potomac Japan Funds, the Potomac Internet Funds and the Potomac Japan Funds in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the appropriate investments. As a result, those Funds may not achieve their investment objectives during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.


RISK FACTORS


      An investment in the Funds entails risks. A Fund could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:

      The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

      The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its benchmark.


LEVERAGE RISK:

      Each Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.


INVERSE CORRELATION RISK:

      Each Short Fund is negatively correlated to its target index and should lose money when its target index rises - a result that is the opposite from traditional equity mutual funds.


RISK OF POOR TRACKING:

      While Rafferty does not expect that the return of any of the Funds will deviate adversely from their respective investment objectives by more than 10%, several factors may affect a Fund's ability to achieve its target. As a consequence, there can be no guarantee that the Funds will be able to achieve this level of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment goal.


RISK OF TRADING HALTS:

      In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases, redemptions, or exchanges received earlier during the business day.


RISK OF EARLY CLOSING:

      The normal close of trading of securities listed on the Nasdaq and NYSE is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.


HIGH PORTFOLIO TURNOVER:

      Rafferty expects a significant portion of the Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover and increasing transaction expenses. In addition, while Rafferty does not expect it, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.


RISK OF NON-DIVERSIFICATION:

      Each Fund (except the Money Market Fund) is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds' are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.


RISKS OF INVESTING IN INTERNET COMPANIES:

      The Potomac Internet Funds concentrate their investments in Internet companies. In addition, the OTC Funds may invest a substantial portion of their assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Internet Index and the Nasdaq 100 Index.


RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES:

      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.

RISKS OF INVESTING IN JAPANESE COMPANIES:

      The Potomac Japan Funds may invest without limit indirectly in Japanese securities through ADRs. Investments in Japanese securities involve greater risks than investing in domestic securities. As result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in Japan. Japanese laws and accounting, auditing, and financial reporting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

POTOMAC MONEY MARKET FUND


OBJECTIVE:

      The POTOMAC MONEY MARKET FUND seeks to provide security of principal, current income and liquidity.


CORE INVESTMENTS:

      The POTOMAC MONEY MARKET FUND seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.


INVESTMENT TECHNIQUES AND POLICIES:

      In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


RISK FACTORS:

     o The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

     o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     o Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

PRIOR PERFORMANCE OF RELATED FUNDS


      Because the Funds of the Potomac Insurance Trust are new funds, their performance history has not been included. Performance history will be available after the Funds have been operating for one year . However, the Funds are modeled after other funds managed by Rafferty (Related Funds). The investment objectives, policies and strategies of the Funds and the Related Funds are substantially similar. The Related Funds are not sold through Contracts or qualified pension or retirement plans and do not have any sales charges. The Funds, however, only may be purchased through Contracts or qualified pension or retirement plans. In most instances, Contracts impose certain additional insurance expenses, and redemption charges. These charges and fees may lower the performance of the Funds compared to the performance of the Related Funds. In addition, there may be other differences between the Funds and the Related Funds including asset sizes, cash flows and restrictions relating to purchase, sale and exchange of the Funds through Contracts or qualified pension or retirement plans.

      The chart below provides the performance of four of the Related Funds (not the Funds of the Potomac Insurance Trust) for the period ended December 31, 1999. The performance is net of advisory fees and other expenses and includes fee waivers or expense reimbursements. The performance is historical and does not guarantee future results.


RELATED FUNDS MANAGED   AVERAGE ANNUAL      CUMULATIVE RETURN     OFFERING
     BY RAFFERTY            RETURN           SINCE OFFERING         DATE

--------------------------------------------------------------------------------
POTOMAC OTC PLUS FUND        ____%             ____%
POTOMAC OTC/SHORT FUND       ____%             ____%
POTOMAC U.S./PLUS FUND       ____%             ____%
POTOMAC U.S./SHORT FUND      ____%             ____%



                              ABOUT YOUR INVESTMENT

INVESTING IN THE FUNDS


      The Potomac Insurance Trust offers shares of its Funds to insurance company separate accounts that serve as investment vehicles for variable annuity contracts and variable life insurance policies. The Trust also offers shares of the Funds to certain qualified pension and retirement plans. The separate accounts and plan sponsors are the shareholders of the Funds and not the individual contract owners or plan beneficiaries. However, the separate accounts and plan sponsors may pass through voting rights to the Contract owners or plan beneficiaries.

      Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Funds should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. An insurance company or plan sponsor may not make available all Funds and there may be other restrictions and costs for purchases, sales or exchanges.


CLASSES OF SHARES


      Each Fund offers two classes of shares that are sold and redeemed at net asset value. An insurance company or plan sponsor may not make available both classes in its Contracts or qualified pension and retirement plans.

          o Class A shares are made available only with respect to Contracts and qualified pension and retirement plans where the insurance company or plan sponsor receives no payments from the Funds for its services in selling the Funds' shares or servicing shareholder account.

          o Class B shares are made available with respect to Contracts and qualified pension and retirement plans where the insurance company or plan sponsor receives payments at an annual rate of up to 0.25% of that class' average daily net assets for distribution and servicing activities. As a result, Class B shares have higher ongoing expenses than Class A shares of the same Fund.

      The Trust reserves the right to reject any purchase order or suspend the offering of Fund shares.


RULE 12B-1 FEES


      The Funds have adopted a Class B share distribution plan under Rule 12b-1. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the plan, the fees may amount up to 0.25% of that class' average daily net assets.

SHARE PRICES


      A Fund's share price is known as its net asset value per share (NAV). For all of the Funds except the Money Market Fund, the share prices are calculated fifteen minutes after the close of regular trading, usually at 4:15 pm Eastern time, each day the NYSE is open for business. The Money Market Fund's share price is calculated at 1:15 pm Eastern time each day the NYSE and Federal Reserve Bank of New York are open. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask

     o  options on futures are valued at their closing price
     o short-term debt securities and money market securities are valued using the "amortized" cost method
     o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees


                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS


INVESTMENT ADVISOR:

      Rafferty Asset Management, LLC (Rafferty) provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997 and has approximately $___ million assets under management as of ________ __, 1999. Rafferty is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

      Under an investment advisory agreement between the Potomac Insurance Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. For the Plus Funds, the Short Funds and the Money Market Fund the advisory fees charged 0.75%, 0.90% and 0.50%, respectively.


PORTFOLIO MANAGEMENT:

      An  investment   committee  of  Rafferty   employees  has  the  day-to-day
responsibility for managing the Funds.


DISTRIBUTIONS AND TAXES


DISTRIBUTIONS:

      Each Fund, except the Money Market Fund, distributes dividends from net investment income annually. The Money Market Fund usually declares dividends from its net investment income daily and distributes them monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses. Each Fund, except the Money Market Fund, also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit.

      Dividends   and  net  capital  gain   distributions   will  be  reinvested
automatically at NAV in shares of the distributing Fund on which the dividend or distribution was declared unless you request otherwise in writing.

TAXES:

      Each Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), so that it will not have to pay federal income tax on that part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

      Fund shares are offered only to insurance company separate accounts that fund the Contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (Separate Accounts) and (2) the holders of Contracts funded through the Separate Accounts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for a more detailed discussion. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts. Prospective shareholders are urged to consult their tax advisers.

         MORE INFORMATION ON THE
        POTOMAC INSURANCE TRUST

This Prospectus is intended only for use
when  accompanied by a Separate  Account
prospectus   or  qualified   pension  or
retirement plan document.                           P R O S P E C T U S

                                                      __________, 2000

STATEMENT  OF   ADDITIONAL   INFORMATION
(SAI):   The   Insurance   Trusts's  SAI
contains more  information  on the Funds
and their investment  policies.  The SAI
is  incorporated  in this  Prospectus by
reference  (it is  legally  part of this
Prospectus).  A  current  SAI is on file
with   the   Securities   and   Exchange
Commission (SEC).


ANNUAL   AND   SEMI-ANNUAL   REPORTS  TO
SHAREHOLDERS:  The   Insurance   Trust's
reports  provide  additional information
on the Funds'   investment     holdings,
performance data and a letter discussing
data and a letter discussing the  market
conditions  and  investment   strategies
that     significantly    affected   the
Insurance   Trust's   Funds performance
during that period.


CALL  OR  WRITE  TO  OBTAIN  THE  SAI OR
INSURANCE   TRUST'S   REPORTS   FREE  OF
CHARGE:
                                              THE POTOMAC INSURANCE TRUST

Write to:                                   Enhanced Investment Strategies
         Potomac Insurance Trust
         P.O. Box 1993
         Milwaukee, Wisconsin 53201-1993

Call:    (800) 851-0511


Copies  of  these  documents  and  other
information  about the  Insurance  Trust
are   available   from  the  SEC  Public
Reference Room in  Washington,  D.C. The
Public  Reference Room can be reached at
(800)  732-0330 or by mailing a request,
including a  duplicating  fee to:  SEC's
Public  Reference  Section,   450  Fifth
Street NW, Washington,  D.C. 20549-6009.
You also may find information on the Funds at the SEC's Internet website at http://www.sec.gov.



No person  has been  authorized  to give
any   information   or   to   make   any
representation  not  contained  in  this
Prospectus,  or in the SAI  incorporated
herein by reference,  in connection with
the  offering  made by  this  Prospectus
and, if given or made, such  information
or  representations  must not be  relied
upon as having  been  authorized  by the         1311 Mamaroneck Avenue
Funds   or   their   distributor.   This      White Plains, New York 10605
Prospectus   does  not   constitute   an
offering by the Insurance Trust in   any         100 South Royal Street
jurisdiction  in which such an  offering       Alexandria, Virginia 22314
may not lawfully be made.


               SEC File Number: 811-____

                           POTOMAC INSURANCE TRUST
                     STATEMENT OF ADDITIONAL INFORMATION

                            100 South Royal Street
                          Alexandria, Virginia 22314

                            1311 Mamaroneck Avenue
                         White Plains, New York 10605

                                (800) 851-0511

The Potomac Insurance Trust (the "Trust") is a management investment company, or mutual fund, that offers thirteen separate investment portfolios (the "Funds") through variable annuity contracts and variable life insurance policies of certain insurance companies (collectively "Contracts") and qualified pension and retirement plans ("Qualified Plans"). The Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, each of which attempts to provide results correlating to a specific index. Each "plus" Fund attempts to provide investment results that correlate to its target index, while each "short" Fund attempts to provide investment results that are opposite of the return of its target index. In particular, the following Funds seek investment results that correspond over time to the following target indices:


FUND                          TARGET INDEX
Potomac U.S. Plus  Fund       150% of the performance of  the  Standard & Poor's
                              500 Composite Stock Price IndexTM
Potomac U.S./Short Fund       Inverse (opposite) of the Standard & Poor's 500
                              Composite Stock Price IndexTM
Potomac OTC Plus Fund         125% of the  performance  of the Nasdaq 100 Stock  IndexTM
Potomac  OTC/Short  Fund      Inverse  (opposite)  of the Nasdaq  100 Stock  IndexTM
Potomac 30 Plus Fund          125% of the performance of the Dow Jones Industrial
                              AverageSM
Potomac 30/Short Fund         Inverse (opposite) of the Dow Jones Industrial AverageSM
Potomac Internet Plus Fund    125% of the performance of the Dow Jones Composite
                              Internet IndexSM
Potomac Internet/Short Fund   Inverse (opposite) of the Dow Jones Composite Internet
                              IndexSM
Potomac Japan Plus Fund       125% of the  performance of the Nikkei 225 Stock Average
Potomac  Japan/Short  Fund    Inverse  (opposite)  of the Nikkei 225 Stock  Average
Potomac  Small Cap Plus Fund  125% of the  performance  of the Russell 2000 Index
Potomac Small Cap/Short Fund  Inverse (opposite) of the Russell 2000 Index

The Trust also offers the Potomac Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. THE FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

THE POTOMAC INSURANCE TRUST..................................................3


CLASSIFICATION OF THE FUNDS..................................................3


INVESTMENT POLICIES AND TECHNIQUES...........................................4

   American Depositary Receipts ("ADRs").....................................4
   Foreign Securities........................................................4
   Illiquid Investments and Restricted Securities............................5
   Indexed Securities........................................................5
   Investments in Other Investment Companies.................................6
   Options, Futures and Other Strategies.....................................7
   Repurchase Agreements....................................................14
   Short Sales..............................................................14
   U.S. Government Securities...............................................15
   Other Investment Risks and Practices.....................................16

INVESTMENT RESTRICTIONS.....................................................18


PORTFOLIO TRANSACTIONS AND BROKERAGE........................................22


MANAGEMENT OF THE TRUST.....................................................23

   Trustees and Officers....................................................23
   Investment Advisor.......................................................25
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian........26
   Distributor..............................................................27
   Distribution Plan........................................................27
   Independent Accountants..................................................27

DETERMINATION OF NET ASSET VALUE............................................27


PURCHASES AND REDEMPTIONS...................................................29

   Redemption in Kind.......................................................29
   Receiving Payment........................................................29

PERFORMANCE INFORMATION.....................................................30

   Comparative Information..................................................31
   Total Return Computations................................................31
   Yield Computations.......................................................32

SHAREHOLDER AND OTHER INFORMATION...........................................33

   Shareholder Information..................................................33
   Other Information........................................................33

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................34

   Dividends and Other Distributions........................................34
   Taxes....................................................................34

                           THE POTOMAC INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of thirteen separate series: the Potomac U.S. Plus Fund ("U.S. Plus Fund"), the Potomac U.S./Short Fund ("U.S. Sort Fund"), the Potomac OTC Plus Fund ("OTC Plus Fund"), the Potomac OTC/Short Fund ("OTC/Short Fund"), the Potomac 30 Plus Fund ("30 Plus Fund"), the Potomac 30/Short Fund ("30/Short Fund"), the Potomac Internet Plus Fund ("Internet Plus Fund"), the Potomac Internet/Short Fund ("Internet Short Fund"), the Potomac Japan Plus Fund ("Japan Plus Fund"), the Potomac Japan/Short Fund ("Japan Short Fund"), the Potomac Small Cap Plus Fund ("Small Cap Plus"), the Potomac Small Cap/Short Fund ("Small Cap Short") and the Potomac Money Market Fund ("Money Market Fund") (collectively, the "Funds"). The Trust may offer additional series in the future.

Each Fund offers two classes of shares: Class A shares and Class B shares. Class A shares are made available only with respect to the Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives no payments from the Funds with respect to its services in connection with the distribution of Fund shares or servicing of shareholder accounts. Class B shares are made available with respect to the Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 0.25% of that class' average daily net assets for related distribution and shareholder services. Each Class also may be subject to other charges as described in the Contracts' prospectuses or Qualified Plan documents.

The Funds are designed principally for experienced investors seeking an asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond over time to a specific target index. The terms "plus" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy.

                         CLASSIFICATION OF THE FUNDS

Each Fund (other than the Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its tax year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------

The OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Japan Plus Fund and Japan/Short Fund may invest in ADRs. The OTC/Short Fund, Small Cap/Short Fund, Internet/Short Fund and Japan/Short Fund may sell ADRs short.

ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for used outside the United States.

FOREIGN SECURITIES
------------------

The Japan Plus Fund and the Japan/Short Fund (each, a "Japan Fund" and collectively, the "Japan Funds") may invest in ADRs of companies that comprise the Nikkei 225 Stock Average ("Nikkei Index"). The Japan Funds also may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES
----------------------------------------------

Each Fund may purchase and hold illiquid investments, No Fund will purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty") has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

Each Fund (other than the Money Market Fund) may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The U.S. Plus Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The 30 Plus Fund may invest in DIAMONDSSM. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial AverageSM ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

Investments in SPDRs and DIAMONDS are considered investments in other investment companies discussed below.

The Japan Funds may invest in currency-indexed securities. These securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one more specified foreign currencies and may offer higher yields than U.S. Dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the value of a specified foreign currency increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when the value of a specified foreign currency increases, resulting in a security whose price characteristics are similar to a put on the underlying currency.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the

1940 Act. The Money Market Fund will invest only in those investment companies that invest in the same quality of investments as the Money Market Fund. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. Each Fund (other than the Money Market Fund) may use certain options (both traded on an exchange and OTC), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, Firstar Bank Milwaukee, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the Amex Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OTC FOREIGN CURRENCY OPTIONS. OTC foreign currency options that may be used by the Japan Plus Fund and the Japan Short Fund are European-style options. This means that the option is exercisable only immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that a Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the Commodity Futures Trading Commission ("CFTC")), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

FOREIGN CURRENCY STRATEGIES - RISK FACTORS. Each Japan Fund may use options and futures contracts on Japanese Yen, as described above, and forward contracts on Japanese Yen, as described below.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. Dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, each Japan Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, each Japan Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. Each Japan Fund may enter into forward currency contracts to purchase or sell Japanese Yen for a fixed amount of U.S. Dollars. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The cost to each Japan Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Japan Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Japan Fund would in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Japan Fund may be unable to close out a forward currency contract at any time prior to maturity. In either event, a Japan Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Japan Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

SHORT SALES
-----------

The U.S./Short Fund, the OTC/Short Fund, the 30/Short Fund, the Internet/Short Fund, the Small Cap/Short Fund and the Japan/Short Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund's short position.

The U.S. Plus Fund, the OTC Plus Fund, the 30 Plus Fund, the Internet Plus Fund, the Small Cap Plus Fund and the Japan Plus Fund each also may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").

U.S. GOVERNMENT SECURITIES
--------------------------

The Money Market Fund invests in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of its investment objectives. The other Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Money Market Fund will invest in securities of agencies and instrumentalities only if Rafferty is satisfied that the credit risk involved is acceptable.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. The U.S. Plus Fund, OTC Plus Fund, the Internet Plus Fund, the 30 Plus Fund, the Japan Plus Fund and the Small Cap Plus Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund's net asset value and on a Fund's investments. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Funds may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (15% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover. Because each Fund's portfolio turnover rate depends largely on the purchase, redemption and exchange activity of its investors, it is difficult to estimate each Fund's actual turnover rate.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high. If, for example, options and futures were included in the calculation, then each Fund's portfolio turnover rate, except for the Money Market Fund, would be approximately 500%.

TRACKING ERROR
--------------

While the Funds do not expect their returns over a twelve-month period to deviate adversely from their respective investment objectives by more than 10%, several factors may affect a Fund's ability to achieve this correlation. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with its investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its target index.

In the case of the Funds whose net asset values move inversely from their target indices (the U.S./Short Fund, OTC/Short Fund, 30/Short Fund, Internet/Short Fund, Japan/Short Fund, the Small Cap/Short Fund) the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in the Fund's net asset value by a percentage that is somewhat greater than the percentage that the index's returns decreased. Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended period and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of the Fund's net asset value by a percentage that would be somewhat less than the percentage that the index returns increased.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

EACH FUND,  EXCEPT THE MONEY MARKET FUND,  HAS ADOPTED THE FOLLOWING  INVESTMENT
LIMITATIONS:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, and 8, and (3) the U.S./Short Fund, OTC/Short Fund, 30/Short Fund, Internet/Short Fund, Japan/Short Fund and Small Cap Plus/Short Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

EACH FUND, EXCEPT THE U.S. PLUS FUND, OTC PLUS FUND, 30 PLUS FUND, JAPAN PLUS FUND, SMALL CAP PLUS FUND AND THE INTERNET PLUS FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

7. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

THE U.S. PLUS FUND, OTC PLUS FUND, 30 PLUS FUND, INTERNET PLUS FUND, JAPAN PLUS FUND AND SMALL CAP PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

THE U.S. PLUS FUND, OTC PLUS FUND, 30 PLUS FUND, JAPAN PLUS FUND, INTERNET PLUS FUND AND SMALL CAP PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

EACH FUND, EXCEPT THE OTC PLUS FUND AND OTC/SHORT FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

10. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE OTC PLUS FUND AND THE OTC/SHORT  FUND HAVE ADOPTED THE FOLLOWING  INVESTMENT
LIMITATION:

A Fund shall not:

11. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except for the software and hardware industries when the percentage of the securities of either industry constitutes more than 25% of the Nasdaq 100 Stock Index ("Nasdaq Index"). There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE MONEY MARKET FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

The Money Market Fund shall not:

1.  Make   loans,  except  through  the    purchase    of     qualified     debt
    obligations,   loans   of   portfolio  securities and entry into  repurchase
    agreements.

2. Lend the Fund's portfolio securities in excess of 15% of its total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

3.  Underwrite securities of any other issuer.

4.  Purchase, hold, or deal in real estate or oil and gas interests.

5.  Issue senior  securities, except as  permitted   by  the  Fund's  investment
    objective and policies.

6. Purchase or sell physical commodities; PROVIDED, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

7. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.

EACH FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL POLICY WHICH MAY BE CHANGED BY THE VOTE OF THE BOARD WITHOUT SHAREHOLDER APPROVAL:

   A Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Funds.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of each Fund are managed by or under the direction of the Board. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table lists the Initial Trustee and officers of the Trust, their age, business address and principal occupation during the past five years. Unless otherwise noted, an individual's business address is 1311 Mamaroneck Avenue, White Plains, New York 10605.


                             Position With           Principal Occupation
       NAME (AGE)              THE TRUST            DURING PAST FIVE YEARS
       ---------               ---------            ----------------------

Lawrence C. Rafferty*    Chief Executive       Chief   Executive   Officer   and
(57)                     Officer, Trustee      Initial   Chairman  of  the Board
                                               of Trustees of The Potomac Funds,
                                               1997-present;  Chairman and Chief
                                               Executive  Officer  of  Rafferty,
                                               1997-present;   Chief   Executive
                                               Officer  of  Rafferty  Companies,
                                               LLC,     1996-present;      Chief
                                               Executive   Officer   of   Cohane
                                               Rafferty    Securities,     Inc.,
                                               1987-present          (investment
                                               banking);     Chief     Executive
                                               Officer   of   Rafferty   Capital
                                               Markets,   Inc.,    1995-present;
                                               Trustee of Fairfield University.

Timothy P. Hagan (57)    Chief Financial       Chief  Financial  Officer  of The
100 S. Royal Street      Officer               Potomac   Funds,    1997-present;
Alexandria, VA 22314                           Vice   President   of   Rafferty,
                                               1997-present;  Vice  President of
                                               PADCO Advisors,  1993-1997,  Vice
                                               President  of  Money   Management
                                               Associates, 1981-1993.

Daniel D. O'Neill (31)   President and Chief   Co-President   of   The   Potomac
                         Operating Officer     Funds,   1999-present;   Managing
                                               Director    of    the    Adviser,
                                               1999-present;  Portfolio Manager,
                                               Hermitage   Capital   Management,
                                               1998-1999; Associate, Akin, Gump,
                                               Stauss,   Hauer  &   Feld,   LLP,
                                               1995-1998.

                              Position With           Principal Occupation
       NAME (AGE)              THE TRUST            DURING PAST FIVE YEARS
       ---------               ---------            ----------------------

Philip A. Harding (56)   Senior Vice           Co-President   of   The   Potomac
                         President             and Funds, 1997-present;     Vice
                         Director of Sales     President   of   the    Rafferty,
                                               1997-present;  Vice  President of
                                               Commerzbank   (USA),   1995-1997;
                                               Senior  Vice  President  of Sanwa
                                               Bank (USA), 1992-1995.

Mark D. Edwards (42)     Vice President        Vice  President  of  the  Potomac
100 S. Royal Street                            Funds,     1997-present;     Vice
Alexandria, VA 22314                           President  of  Rafferty,  1997 to
                                               present;  President &  Co-Founder
                                               of  Systems   Management   Group,
                                               1990-1997.

Stephen P. Sprague (50)  Treasurer,            Treasurer,     Controller     and
                         Controller            and Assistant Secretary  of   the
                         Assistant Secretary   Potomac   Funds,    1997-present;

                                               Vice    President    and    Chief
                                               Financial  Officer  of  Rafferty,
                                               1997-present;   Chief   Financial
                                               Officer  of  Rafferty  Companies,
                                               LLC,     1994-present;      Chief
                                               Accountant--International   Sub.,
                                               Goldman Sachs & Co., 1983-1993.

Robert J. Zutz (46)      Secretary             Partner,  Kirkpatrick  & Lockhart
1800 Massachusetts Ave.                        LLP (law firm).
Washington, DC 20036

Eric W. Falkeis (26)     Assistant Secretary   Assistant    Secretary   of   the
615 East Michigan Street                       Potomac   Funds,    1997-present;
Milwaukee, WI 53202                            Compliance    Officer,    Firstar
                                               Mutual    Fund    Services   LLC,
                                               1997-present; Audit  Senior  with
                                               PricewaterhouseCoopers LLP,
                                               1995-1997.
-----------------

* Mr. Rafferty is deemed to be "interested persons" of the Trust, as defined by the 1940 Act.

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

The Trust pays the Trustees, except Mr. Rafferty, $______ per meeting of the Board. Trustees also are reimbursed for any expenses incurred in attending Board meetings. No officer, director or employee of Rafferty receives any compensation from the Trust for acting as a Trustee or officer of the Trust. The following table shows the estimated compensation expected to be paid to each Trustee for the Trust's fiscal year ended August 31, 2000.

------------------------------------------------------------------------------------
                                       Pension or                      Aggregate
                                       Retirement       Estimated     Compensation
                        Aggregate   Benefits Accrued      Annual        From the
   Name of Person,    Compensation   As Part of the   Benefits Upon   Complex Paid
      POSITION          FROM THE    Trust's EXPENSES    RETIREMENT      to THE
                          TRUST                                       TRUSTEES(1)

------------------------------------------------------------------------------------

Lawrence C.                $0              $0               $0             $0
Rafferty, Trustee

____________,            $_____            $0               $0           $_____
Trustee

____________,            $_____            $0               $0           $_____
Trustee

____________,            $_____            $0               $0           $_____
Trustee
------------------------------------------------------------------------------------

(1) The Complex consists of the Trust and the Potomac Funds, a separately registered investment company.

INVESTMENT ADVISOR
------------------

Rafferty Asset Management, LLC, 1311 Mamaroneck Avenue, White Plains, New York 10605, provides investment advice to the Funds. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty the following fee at an annual rate based on its average daily net assets of:

         Plus Funds              0.75%
         Short Funds             0.90%
         Money Market Fund       0.50%

For the Plus Funds, Rafferty has agreed to waive its fees to the extent that Fund expenses exceed 1.50% of average daily net assets. For the Short Funds, Rafferty has agreed to waive its fees to the extent that Fund expenses exceed 1.65% of average daily net assets. For Money Market Fund, Rafferty has agreed to waive its fees to the extent that Fund expenses exceed 1.00% of average daily net assets.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement will continue in force for a period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN
-----------------------------------------------------------------

Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds. Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and Firstar Mutual Fund Services, LLC ("Administrator"), the
Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on each current Fund's average daily net assets of .06% of the first $200 million, .05% of the next $300 million of the average daily net assets, and .03% of the remaining balance, subject to an overriding minimum of $150,000. For each new Fund, the Administrator receives a fee based on average daily net assets of .07% of the first $200 million, .06% of the next $500 million, and .04% of the remaining balance.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and Firstar Mutual Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant the following fees:

For the U.S. Plus Fund, U.S./Short Fund and OTC Plus Fund, the fees are $22,000 for the first $40 million of average daily net assets per Fund, .01% on the next $200 million and .005% on the balance.

For the OTC/Short Fund and the Small Cap Plus Fund, the fees are $25,000 for the first $40 million of average daily net assets per Fund, .02% on the next $200 million and .01% on the balance.

For the Money Market Fund, the fees are $25,000 for the first $40 million of average daily net assets, .01% on the next $200 million and .005% on the balance.

For all other Funds, the fees are .065% up to $50 million of average daily net assets per Fund, .025% on the next $200 million and .0125% on the balance.

The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, Firstar Bank Milwaukee, N.A. also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios.

DISTRIBUTOR
-----------

Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN
-----------------

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a plan for the Class B shares ("Class B Plan") of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of that Class' shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to the Class B Plan, a Fund may pay 0.25% of its average daily net assets to insurance companies in connection with the distribution of Class B shares and other service activities. The insurance companies' services may include printing and mailing of fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Class B shares.

The Class B Plan was approved by the Trustees and the Independent Trustees of the Funds. In approving the Class B Plan, the Trustees determined that there is a reasonable likelihood that the Class B Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

INDEPENDENT ACCOUNTANTS
-----------------------

______________ serve as the auditors and the independent accountants for the Trust.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Funds (except the Money Market Fund) is determined separately daily, Monday through Friday, as of the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Money Market Fund is determined each day that both the NYSE and the Federal Reserve Bank of New York are open for business.

It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market ("Nasdaq"), is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

The insurance company separate accounts may purchase and redeem shares of the Funds on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged the separate accounts when they purchase or redeem shares of the Funds.

REDEMPTION IN KIND
------------------

A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

   A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;
o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;
o  any written request is accompanied by   certificates  representing the shares
   that have been  issued,  if any,  and   the  certificates  have been endorsed
   for  transfer  exactly as the name or   names appear on the  certificates  or
   an accompanying  stock power has been    attached; and
o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Firstar Mutual Funds Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, the CBOE, as appropriate, is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for such periods as the SEC, by order, may permit for protection of a Fund's investors.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             PERFORMANCE INFORMATION

From time to time, each Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for those Funds in accordance with the methods discussed below.

Each Fund may include the total return of its classes in advertisements or other written material. When a Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. Each Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for each Fund, except for the Money Market Fund, will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION
-----------------------

From time to time, each Fund's performance may be compared with recognized stock and other indices, such as the S&P 500 Index, the Dow Jones Industrial AverageSM DJIA, the Nasdaq Index, the Nasdaq Composite IndexTM ("Nasdaq Composite"), the Nikkei Index, the Russell 2000 Index ("Russell 2000"), Dow Jones Composite Internet IndexSM ("Internet Index") and various other domestic, international or global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses. The Nasdaq Composite comparison may be provided to show how the OTC/Plus and the OTC/Short Funds' total returns compare to the record of a broad average of OTC stock prices over the same period. The OTC/Plus and the OTC/Short Funds have the ability to invest in securities not included in the Nasdaq Index or the Nasdaq Composite, and the OTC/Plus and the OTC/Short Funds' investment portfolio may or may not be similar in composition to the Nasdaq Index or the Nasdaq Composite.

In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                 P(1+T)n=ERV

      Where:    P =  a hypothetical initial payment of $1,000
                T =  average annual total return
                n =  number of years (either 1, 5 or 10)
              ERV    = ending redeemable
                     value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Additionally, in calculating the ending redeemable value for the Broker Class shares, the applicable CDSC will be deducted. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with market indices, each Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

YIELD COMPUTATIONS
------------------

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1) 365/7] - 1

The yields quoted in any advertisement or other communication represents past performance and should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield will fluctuate.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

The insurance companies' separate accounts [or Qualified Plan sponsors], and not the individual Contract or Plan owners are the shareholders of the Funds. However, the Contracts [or Qualified Plans] may pass through voting rights to the contract owners. Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each Class of each Fund have equal voting rights, except that, in matters affecting only a particular Class or series, only shares of that Class or series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Share are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

POTENTIAL CONFLICTS. Shares of the Funds may serve as the underlying investments for the separate accounts of unaffiliated insurance companies as well as for both annuity contracts and life insurance policies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more of the Funds. This may require a Fund to sell securities at unfavorable prices.

MASTER/FEEDER STRUCTURE OPTION. The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure. Under the Internal Revenue Code of 1986, as amended ("Code"), the Funds may not presently operate under a master/feeder structure.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

The Money Market Fund ordinarily declares dividends daily from net investment income and distributes such dividends monthly. Net investment income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. Each Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. Because of the investment strategies of each Fund other than the Money Market Fund, there can be no assurance that any such Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain it distributes to its shareholders for that year. If a Fund fails to qualify as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by those Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more of those Funds.

ADDITIONAL DIVERSIFICATION REQUIREMENTS. Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Funds by Subchapter M of the Code, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of each Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

INCOME FROM FOREIGN SECURITIES. Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken there under.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the date of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures and foreign currency contracts in which the Funds will invest may be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                           THE POTOMAC INSURANCE TRUST

                           PART C OTHER INFORMATION
                           ------------------------


Item 23.    EXHIBITS
            --------

            (a)         Declaration of Trust - filed herewith

            (b)         By-Laws - filed herewith

            (c)         Voting trust agreement - None

            (d)(i)      Form  of  Investment   Advisory  Agreement  between  the
                        Potomac Insurance Trust and Rafferty Asset Management, LLC*

               (ii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC*

            (e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, Inc.*

                (ii)    Form of Dealer Agreement-None

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form  of   Custodian   Agreement   between  the  Potomac
                        Insurance Trust and Firstar Bank Milwaukee, NA*

            (h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC*

               (ii)     Form of Fund Accounting  Servicing Agreement between the
                        Potomac   Insurance   Trust  and  Firstar   Mutual  Fund
                        Services, LLC*

               (iii)    Form of  Fulfillment  Servicing  Agreement  between  the
                        Potomac   Insurance   Trust  and  Firstar   Mutual  Fund
                        Services, LLC*

            (i)         Opinion and consent of counsel*

            (j)         Consent of Independent Auditors*

            (k)         Financial statements omitted from prospectus - None

            (l)         Letter of investment intent*

            (m)         Class B Plan pursuant to Rule 12b-1*

            (n)         Plan pursuant to Rule 18f-3*

------
*     To be filed by subsequent amendment.

Item 24.    Persons Controlled by or under
            COMMON CONTROL WITH REGISTRANT
            ------------------------------

            None.

Item 25.    INDEMNIFICATION
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
            ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 1311 Mamaroneck Avenue, White Plains, New York 10605, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679) and is incorporated herein by reference.

Item 27.    PRINCIPAL UNDERWRITER
            ---------------------

      (a) Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605, serves as principal underwriter for the Potomac Insurance Trust, Potomac Funds, Badgley Funds, Homestate Group and Texas Capital Value Funds.

(b)   The director and officers of Rafferty Capital Markets, Inc. are:

                              Positions and Offices with         Position and Offices
      Name                          Underwriter                  With Registrant
      ----                          -----------                  ---------------

Thomas A. Mulrooney                 President                    Chief Operating Officer

Derek B. Park                       Senior Vice President,       None
                                    Equity



                                      C-3

Lawrence C. Rafferty                Director                     Chief Executive Officer,
                                                                 Chairman of the  Board
                                                                 of Trustees

Stephen P. Sprague                  CFO/FINOP                    Treasurer, Controller,
                                                                 and Assistant Secretary

The principal business address of each of the persons listed above is 1311 Mamaroneck Avenue, White Plains, New York 10605.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.    MANAGEMENT SERVICES
            -------------------

      Not applicable.

Item 30.    UNDERTAKINGS
            ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and the State of New York, on December 28, 1999.

                             POTOMAC INSURANCE TRUST


                                    By: /s/ Lawrence C. Rafferty
                                        ------------------------------
                                        Lawrence C. Rafferty
                                        Chief Executive Officer

Attest:

/s/ Timothy P. Hagan
------------------------
Timothy P. Hagan
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                         Date
---------                                    -----                         ----


/s/ Lawrence C. Rafferty               Trustee and Chief       December 28, 1999
---------------------------            Executive Officer
Lawrence C. Rafferty


/s/ Timothy P. Hagan                   Chief Financial         December 28, 1999
----------------------                 Officer
Timothy P. Hagan

                                INDEX TO EXHIBITS

Exhibit
Number      Description                                              Page
------      -----------                                              ----

(a)         Declaration of Trust - filed herewith

(b)         By-Laws - filed herewith

(c)         Voting trust agreement - None

(d)(i) Form of Investment Advisory Agreement between the Potomac Insurance Trust and Rafferty Asset Management, LLC*

    (ii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC*

(e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, Inc.*

    (ii)    Form of Dealer Agreement-None

(f)         Bonus, profit sharing contracts - None

(g)(i) Form of Custodian Agreement between the Potomac Insurance Trust and Firstar Bank Milwaukee, NA*

(h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC*

   (ii) Form of Fund Accounting Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC*

   (iii)    Form  of  Fulfillment   Servicing   Agreement  between  the  Potomac
            Insurance Trust and Firstar Mutual Fund Services, LLC*

(i)         Opinion and consent of counsel*

(j)         Consent of Independent Auditors*

(k)         Financial statements omitted from prospectus - None

(l)         Letter of investment intent*

(m)         Class B Plan pursuant to Rule 12b-1*

(n)         Plan pursuant to Rule 18f-3*


-------
*     To be filed by subsequent amendment.